Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property plant and equipment

	Land and buildings	Oil and gas properties	Projects in development[1]	Other plant and equipment	Total
	US$m	US$m	US$m	US$m	US$m
Year ended 31 December 2025
Carrying amount at 1 January 2025	734	25,787	15,926	189	42,636
Adjustment to purchase price allocation[2]	(21)	-	(9)	-	(30)
Additions[3]	-	657	8,658	10	9,325
Disposals at written down value[4]	(6)	(44)	(143)	(3)	(196)
Impairment loss[5]	-	-	(143)	-	(143)
Completions and transfers	98	1,609	(1,852)	151	6
Depreciation	(61)	(4,918)	-	(64)	(5,043)
Carrying amount at 31 December 2025	744	23,091	22,437	283	46,555
At 31 December 2025
Historical cost	1,899	58,820	22,919	720	84,358
Accumulated depreciation and impairment	(1,155)	(35,729)	(482)	(437)	(37,803)
Net carrying amount	744	23,091	22,437	283	46,555
Year ended 31 December 2024
Carrying amount at 1 January 2024	701	24,168	15,724	198	40,791
Acquisitions through business combinations and asset acquisitions[2]	92	-	2,211	-	2,303
Additions	-	(293)	5,514	-	5,221
Disposals at written down value	(3)	(4)	(1,178)	-	(1,185)
Completions and transfers[6]	-	6,335	(6,345)	39	29
Depreciation	(56)	(4,419)	-	(48)	(4,523)
Carrying amount at 31 December 2024	734	25,787	15,926	189	42,636
At 31 December 2024
Historical cost	1,830	58,303	16,300	533	76,966
Accumulated depreciation and impairment	(1,096)	(32,516)	(374)	(344)	(34,330)
Net carrying amount	734	25,787	15,926	189	42,636
1.Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
2.Refer to Note B.5 for details of business combination and Note B.7 for details of asset acquisitions.
3.Includes $7,345 million of capital additions, $733 million of capitalised borrowing costs, $534 million relating to reimbursed capital expenditure from
OCI N.V. and $713 million relating to changes in restoration provision assumptions. Included within capital additions is $3,658 million relating to the
Louisiana LNG project.
4.Refer to Note B.8 for details on disposal of assets and Note B.9 for details on transactions with equity holders of the Group.
5.Refer to Note B.4 for details on impairment.
6.Upon first oil in June 2024, the carrying value of the Sangomar project has been transferred from projects in development to oil and gas properties.